Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 84,767,555	$ 23,719,422
Prepaid expenses	6,992,786	713,154
Other current assets	39,275
Total current assets	91,799,616	24,432,576
Property and equipment, net	85,775	37,102
Long term prepaid expenses	87,839	221,407
Operating lease right-of-use assets	57,484
Total assets	92,030,714	24,691,085
Current Liabilities
Accounts payable	2,181,025	538,270
Accrued expenses	864,290	185,164
Operating lease liabilities - current	16,181
Accrued compensation	792,475	25,031
RSU liability award		1,655,507
Total current liabilities	3,853,971	2,403,972
Operating lease liabilities - non-current	43,386
Total liabilities	3,897,357	2,403,972
Commitments and contingencies (Note 7)
Stockholders' equity (deficit)
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 56,617,422 and 51,099,089 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	5,661	5,110
Additional paid-in capital	176,198,242	89,009,102
Accumulated deficit	(88,070,546)	(66,727,099)
Total stockholders' equity	88,133,357	22,287,113
Total liabilities and stockholders' equity	$ 92,030,714	$ 24,691,085